Risk Management Activities - Maturity of Non-Hedges (Details) - Electricity - Non-hedge - Commodity risk management	Dec. 31, 2023 CAD ($) $ / MWh
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 3,338
Average prices | $ / MWh	$ 78.18
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 2,628
Average prices | $ / MWh	$ 80.13
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 0
Average prices | $ / MWh	$ 0
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 0
Average prices | $ / MWh	$ 0
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 0
Average prices | $ / MWh	$ 0
2029 and thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 0
Average prices | $ / MWh	$ 0